Investment Strategy	Jan. 27, 2026
VELA Small Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with small market capitalizations. Equity securities consist of common and preferred stocks. Small cap companies are defined by the fund as companies with market capitalizations in the range of those market capitalizations of companies included in the Russell 2000 Index at the time of purchase. The capitalization range of the Russell 2000 Index is between $25.95 million and $25.18 billion as of September 30, 2025 and includes small, mid, and large capitalization companies. The size of the companies included in the Russell 2000 Index will change with market conditions.

The Adviser focuses on estimating a company’s value independent of its current stock price and invests in companies that it believes are undervalued. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins, balance sheet strength, free cash flow generation, management stewardship, and other economic factors. The Adviser also typically considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a stock is owned by the fund, the Adviser continues to monitor the company’s strategies, financial performance, and competitive environment. The Adviser may cause the fund to sell a security as it reaches or exceeds the Adviser’s estimate of the company’s value, if the Adviser believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating, if the original investment thesis leading to the purchase of the company’s stock no longer applies, or if the Adviser identifies a stock that it believes offers a better investment opportunity.

The fund may sell (write) covered call options to generate additional income or hedge exposure.

Strategy Portfolio Concentration [Text]	The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with small market capitalizations. Equity securities consist of common and preferred stocks.
VELA Large Cap Plus Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund, under normal market conditions, invests at least 80% of its net assets in long and short positions in U.S. equity securities with large market capitalizations. The fund will: (i) invest its assets in U.S. equity securities of companies with market capitalizations within the range of the market capitalizations for the Russell 1000 Index that the Adviser believes are undervalued and (ii) sell short U.S. equity securities with market capitalizations within the range of the market capitalizations for the Russell 1000 Index that the Adviser believes are overvalued or have worse prospects than other investment opportunities. Equity securities consist of common and preferred stocks. The capitalization range of the Russell 1000 Index is between $994.41 million and $4.54 trillion as of September 30, 2025. The size of the companies included in the Russell 1000 Index will change with market conditions. In addition, the fund may, under certain circumstances, invest in securities of small and mid capitalization companies. Under normal market conditions, the fund intends to maintain its net exposure in the range of 80% - 100% (long market value minus short market value). However, the long and short positions held by the fund will vary in size as market opportunities change. The fund’s long positions and their equivalents will generally range between 100% and 140% of the value of the fund’s net assets. The fund’s short positions will generally range between 0% and 40% of the value of the fund’s net assets.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins, balance sheet strength, free cash flow generation, management stewardship, and other economic factors. The Adviser also typically considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

The fund will sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. Additionally, the fund may sell a security short if the fund managers expect the security to underperform a relevant benchmark and/or long positions in the portfolio. The fund may also sell securities of exchange traded funds (“ETFs”) short to hedge its exposure to specific market sectors or if it believes a specific sector or asset will decline in value. Using short sale proceeds to invest in a long position with a higher expected return increases the fund’s long exposure and can result in a positive net return even if the security sold short increases in price as long as the long position outperforms the short position inclusive of all fees and dividends associated with the short sale. Conversely, using short sale proceeds to increase the fund’s long exposure can result in greater losses to the fund if both positions decrease in value or if losses in the long position exceed any gains on the short position. To make delivery to the buyer, the fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the fund’s assets will as a matter of practice be invested in short sales. The fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 40% of the value of the fund’s net assets.

Once a stock is owned by the fund or sold short, the Adviser continues to monitor the company’s strategies, financial performance, and competitive environment. The Adviser may cause the fund to sell a security (or repurchase a security sold short) as it reaches or exceeds the Adviser’s estimate of the company’s value, if the Adviser believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating (or improving in the case of a short sale), if the original investment thesis leading to the purchase of the company’s stock no longer applies (or no longer applies in the case of a short sale), or, if the Adviser identifies a stock that it believes offers a better investment opportunity.

The fund may also invest in various types of derivative instruments (such as options, futures contracts, and forward contracts) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities. The fund may buy and sell (write) put options or buy and sell covered call options to gain or hedge exposure and generate additional income.

Strategy Portfolio Concentration [Text]	The fund, under normal market conditions, invests at least 80% of its net assets in long and short positions in U.S. equity securities with large market capitalizations.
VELA International Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund, under normal market conditions, invests its assets primarily in non-U.S. equity securities of companies of any size (including small capitalization, mid capitalization and large capitalization companies) that the Adviser believes are undervalued. Equity securities consist of common and preferred stocks. Under normal market conditions, the fund will invest at least 80% of its net assets in securities issued by companies (i) that are headquartered or have their principal place of business outside the U.S., (ii) whose primary trading markets are outside the U.S. or (iii) that have at least 50% of their assets in, or derive at least 50% of their total revenues or profits from, goods or services produced in or sales made in countries outside the U.S. The fund intends to diversify its investments across different countries and regions. The fund may invest up to 30% of its total assets in securities of companies located in emerging market countries at the time of purchase. Emerging market countries include those generally recognized to be an emerging market country by the international financial community; classified by the United Nations as a developing country; or classified as an emerging market country by Morningstar, Inc., or other index or data provider.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins, balance sheet strength, free cash flow generation, management stewardship, and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of confidence.

Once a stock is owned by the fund, the Adviser continues to monitor the company’s strategies, financial performance, and competitive environment. The Adviser cause the fund to may sell a security as it reaches the Adviser’s estimate of the company’s value, if the Adviser believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating, if the original investment thesis leading to the purchase of the company’s stock no longer applies, or if the Adviser identifies a stock that it believes offers a better investment opportunity.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the fund will invest at least 80% of its net assets in securities issued by companies (i) that are headquartered or have their principal place of business outside the U.S., (ii) whose primary trading markets are outside the U.S.
VELA Income Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund, under normal market conditions, invests at least 80% of its net assets in income producing securities. The fund may invest in common equities of large, mid and small capitalization companies (both domestic and foreign, including American Depository Receipts (“ADRs”)), real estate investment trusts (“REITs”), preferred equity securities, convertible securities, and master limited partnerships (“MLPs”). The fund will limit its investments in MLPs to less than 25% of net assets. The fund may also invest in corporate debt securities, including bonds and other debt securities of U.S. and non-U.S. issuers, including obligations of industrial, utility, banking and other corporate issuers. The fund’s investments in corporate debt securities may include investments in below investment grade securities, including those referred to as “high yield securities” or “junk bonds” (or the unrated equivalent) at the time of purchase.

The Adviser may use options, such as puts or calls on individual securities, as well as options on securities indices and exchange-traded funds, to enhance returns, generate income, to reduce portfolio volatility, or to reduce downside risk when the Adviser believes it to be prudent. To enhance income, the Adviser may sell call options on stocks held in the portfolio (covered call writing). In exchange for the option premium received, the fund will give up potential upside in the underlying stock. The Adviser may write put options on stocks that it has deemed to be attractive purchases at lower price levels. The Adviser may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins, balance sheet strength, free cash flow generation, management stewardship, and other economic factors. The Adviser also typically considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a stock is owned by the fund, the Adviser continues to monitor the company’s strategies, financial performance, and competitive environment. The Adviser may cause the fund to sell a security as it reaches or exceeds the Adviser’s estimate of the company’s value, if the Adviser believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating, if the original investment thesis leading to the purchase of the company’s stock no longer applies, or if the Adviser identifies a stock that it believes offers a better investment opportunity.

VELA Short Duration Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund, under normal market conditions, invests at least 80% of its assets in fixed income securities across a broad group of industries, geographies, and company market capitalizations. These securities, in the opinion of VELA Investment Management, LLC (“the Adviser”), will offer the opportunity for current income, protection of principal, and competitive total return. To achieve these goals, the fund will primarily own corporate bonds of U.S. domiciled companies (both investment grade and below-investment grade, i.e., “high yield” or “junk” bonds) and can also own securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises, money market instruments, mortgage-backed and asset-backed securities, loans, non-rated securities.

While the Adviser will maintain discretion as to the weighting of below-investment grade bonds included in the fund at any point in time, the Adviser expects that under normal market conditions the overall weighted average credit rating of the fund will be investment grade. Investment grade securities are those rated in the Baa3 or higher categories by Moody’s Investors Service, Inc. (“Moody’s”), or in the BBB- or higher categories by Standard & Poor’s Ratings Services, (“S&P”), or Fitch Ratings Ltd. (“Fitch”) or, if unrated, determined to be of comparable credit quality by the Adviser. Further, under normal market conditions, the fund’s portfolio will maintain an average aggregate modified duration of between zero and three. Modified duration is a measure of a bond price’s sensitivity to a given change in interest rates. Generally, the longer the duration of a bond or portfolio of bonds, the greater the price sensitivity to changing interest rates. As an example, a bond with a modified duration of three is expected to experience a 3% drop in price for every 1% increase in interest rates; conversely, a 1% decline in interest rates is expected to lead to a 3% increase in the price of a bond with duration of three.

The fund attempts to manage its interest rate risk through its management of dollar-weighted average modified duration of the securities in the fund, as well as manage the overall risk of the fund through credit analysis focused on company assets, free cash flow, earnings, economic prospects, and a company’s overall capital structure. The latter includes an understanding of types and maturities of debt, preferred equity, solvency and liquidity ratios, and other metrics and obligations of issuers of bonds held in the fund.

Consistent with the goals of current income, capital preservation and competitive overall total return, the Adviser does not anticipate a high amount of turnover of fund holdings. In most cases, the Adviser will purchase securities intending to hold them to maturity to achieve the outcome expected at the time of investment. However, the Adviser may elect to sell a security based on a similar analysis used prior to an initial investment – primarily, examining the creditworthiness of the issuer and valuation of the security, or to take advantage of what the Adviser believes are better investment opportunities, to raise cash for expenses or redemptions, or to reduce the fund’s exposure to a particular issuer, industry, sector or other factor.

Strategy Portfolio Concentration [Text]	The fund, under normal market conditions, invests at least 80% of its assets in fixed income securities across a broad group of industries, geographies, and company market capitalizations.
VELA Small-Mid Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with small-mid market capitalizations. Equity securities consist of common and preferred stocks. Small-mid cap companies are defined by the fund as companies with market capitalizations in the range of those market capitalizations of companies included between the 1500th largest company in the Russell 2500 Index and the largest company in the Russell 2500 Index at the time of purchase. The capitalization range is between $929.20 million and $33.07 billion as of September 30, 2025 and includes small, mid, and large capitalization companies. The size of the companies included in the Russell 2500 Index will change with market conditions.

The Adviser focuses on estimating a company’s value independent of its current stock price and invests in companies that it believes are undervalued. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins, balance sheet strength, free cash flow generation, management stewardship, and other economic factors. The Adviser also typically considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a stock is owned by the fund, the Adviser continues to monitor the company’s strategies, financial performance, and competitive environment. The Adviser may cause the fund to sell a security as it reaches or exceeds the Adviser’s estimate of the company’s value, if the Adviser believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating, if the original investment thesis leading to the purchase of the company’s stock price no longer applies, or if the Adviser identifies a stock that it believes offers a better investment opportunity.

The fund may sell (write) covered call options to generate additional income or hedge exposure.

Strategy Portfolio Concentration [Text]	The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with small-mid market capitalizations. Equity securities consist of common and preferred stocks.